Commitments and Contingencies - Schedule of Future Minimum Payments under Lease Commitments (Details) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Commitments And Contingencies Disclosure [Abstract]
2019	¥ 16,333
2020	6,648
2021 and after	3,171
Future minimum payments under lease commitments	¥ 26,152